                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          8

Form 13F Information Table Entry Total:     101

Form 13F Information Table Value Total:     $579,881
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3.        28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5.        28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone
         8.        28-                      Edward Grinacoff

         [Repeat as necessary.]

















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

                                                   Form 13F INFORMATION TABLE
                                                          June 30, 2000

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Adelphia Comm Corp    COM          006848105    19968     425,994  SH         SOLE         1-8        425,994 0     0
AH Belo Corp.         COM          080555105    10546     609,175  SH         SOLE         1-8        609,175 0     0
AHT Corp.             COM          00130R103      311     155,535  SH         SOLE         1-8        155,535 0     0
Alltel Corp.          COM          020039103     8176     132,000  SH         SOLE         1-8        132,000 0     0
Altera Corp.          COM          021441100     5097      50,000  SH         SOLE         1-8         50,000 0     0
AMC Entmt Inc         COM          001669100     6010   1,232,737  SH         SOLE         1-8      1,232,737 0     0
America Online Inc    COM          02364J104    11064     210,000  SH         SOLE         1-8        210,000 0     0
AMR Corp.             COM          001765106     2115      80,000  SH         SOLE         1-8         80,000 0     0
Antec Corp.           COM          03664P105     4156     100,000  SH         SOLE         1-8        100,000 0     0
Arch Comm Group Inc   COM          039381504     1770     272,331  SH         SOLE         1-8        272,331 0     0
Artistdirect Inc.     COM          04315D103      463     100,000  SH         SOLE         1-8        100,000 0     0
At Home Corp          COM          045919107     5084     245,000  SH         SOLE         1-8        245,000 0     0
AT&T Corp             COM          001957109      520      16,451  SH         SOLE         1-8         16,451 0     0
AT&T Liberty Media
  Cl B                COM          001957307    50874   1,565,368  SH         SOLE         1-8      1,565,368 0     0
Broadcom Corp.        COM          111320107      650       5,000  SH         SOLE         1-8          5,000 0     0
Cablevision Sys Corp  COM          12686C109    15472     227,950  SH         SOLE         1-8        227,950 0     0
Central Newspapers
  Inc                 COM          154647101     8729     138,000  SH         SOLE         1-8        138,000 0     0
Century Telephone
  Enterprises         COM          156700106     2440      84,875  SH         SOLE         1-8         84,875 0     0
Charter
  Communications Inc. COM          16117M107     2408     146,500  SH         SOLE         1-8        146,500 0     0
Chris Craft
  Industries Inc      COM          170520100     3082      46,650  SH         SOLE         1-8         46,650 0     0
Cisco Systems         COM          17275R102     1423      25,000  SH         SOLE         1-8         25,000 0     0
CNET  Networks Inc    COM          12613R104     6067     247,000  SH         SOLE         1-8        247,000 0     0
Com21 Inc             COM          205937105     2500     100,000  SH         SOLE         1-8        100,000 0     0
Comcast Corp          COM          200300101     1555      40,000  SH         SOLE         1-8         40,000 0     0
Comcast Corp Spl.     COM          200300200     5092     125,720  SH         SOLE         1-8        125,720 0     0
Concurrent Computer
  Corp                COM          206710204     2625     200,000  SH         SOLE         1-8        200,000 0     0
Covad Communications
  Group Inc.          COM          222814204     1012      62,775  SH         SOLE         1-8         62,775 0     0
Cox Radio Inc         COM          224051102     1215      43,400  SH         SOLE         1-8         43,400 0     0




                                4




Crown Castle
  International Corp. COM          228227104    17588     481,875  SH         SOLE         1-8        481,875 0     0
Crown Media
  Holding Inc.        COM          228411104     1914     125,000  SH         SOLE         1-8        125,000 0     0
Cumulus Media         COM          231082108     1278     140,000  SH         SOLE         1-8        140,000 0     0
Delta Airlines        COM          247361108     2023      40,000  SH         SOLE         1-8         40,000 0     0
Entercom
  Communications
  Corp.               COM          293639100     2438      50,000  SH         SOLE         1-8         50,000 0     0
Ericsson LM
  Telephone Col       COM          294821400     5700     285,000  SH         SOLE         1-8        285,000 0     0
EW SCRIPPS            COM          811054204    17755     360,500  SH         SOLE         1-8        360,500 0     0
Focus Enhancements
  Inc.                COM          344159108     1147     692,500  SH         SOLE         1-8        692,500 0     0
Fox Entertainment
  Group               COM          35138T107     1630      53,650  SH         SOLE         1-8         53,650 0     0
Gannett Inc           COM          364730101     5981     100,000  SH         SOLE         1-8        100,000 0     0
Granite Broadcasting
  Corp                COM          387241102     7154     969,975  SH         SOLE         1-8        969,975 0     0
GTE Corp.             COM          362320103    11888     190,975  SH         SOLE         1-8        190,975 0     0
Hellenic
  Telecommunications
  Organization        COM          423325307    12696   1,041,750  SH         SOLE         1-8      1,041,750 0     0
Hollinger
  International Inc.  COM          435569108     1635     120,000  SH         SOLE         1-8        120,000 0     0
Houghton Mifflin Co   COM          441560109     7417     158,875  SH         SOLE         1-8        158,875 0     0
Hybrid Networks Inc.  COM          44860K102      202      23,000  SH         SOLE         1-8         23,000 0     0
ICG Communications
  Inc.                COM          449246107     8779     397,900  SH         SOLE         1-8        397,900 0     0
Intermedia
  Communications Inc  COM          458801107     6067     203,925  SH         SOLE         1-8        203,925 0     0
Knight Ridder Inc     COM          499040103    11728     220,500  SH         SOLE         1-8        220,500 0     0
Koninklijke Philips
  Electornics NV      COM          500472303    10355     218,000  SH         SOLE         1-8        218,000 0     0
Lionbridge
  Technologies Inc.   COM          536252109     4144     425,050  SH         SOLE         1-8        425,050 0     0
LSI Logic Corp        COM          502161102     7713     142,500  SH         SOLE         1-8        142,500 0     0
McClatchy Co.
  Holding Co.         COM          579489105     4803     145,000  SH         SOLE         1-8        145,000 0     0
McGraw Hill Co Inc    COM          580645109    16470     305,000  SH         SOLE         1-8        305,000 0     0
Media 100 Inc.        COM          58440W105     2060      80,000  SH         SOLE         1-8         80,000 0     0
Medical Manager Corp. COM          58461U103     1703      50,000  SH         SOLE         1-8         50,000 0     0
MIH Limited           COM          G6116R101     2087      69,500  SH         SOLE         1-8         69,500 0     0
Millbrook Press Inc.  COM          600179105     1943     971,261  SH         SOLE         1-8        971,261 0     0
Millicom Intl
  Cellular S A        COM          L6388F102     4299     122,825  SH         SOLE         1-8        122,825 0     0
Motorola Inc          COM          620076109     5940     204,390  SH         SOLE         1-8        204,390 0     0
Netlojix
  Communications Inc. COM          641143102     1269     350,000  SH         SOLE         1-8        350,000 0     0
New York Times Co.    COM          650111107     5333     135,000  SH         SOLE         1-8        135,000 0     0
News Corp Prf'd       COM          652487802    11343     238,800  SH         SOLE         1-8        238,800 0     0


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

Nortel Networks Corp. COM          656568102     8736     128,000  SH         SOLE         1-8        128,000 0     0
Pac-West Telecom Inc. COM          69371Y101     2000     100,000  SH         SOLE         1-8        100,000 0     0
Panamsat Corp         COM          697933109     2969      67,963  SH         SOLE         1-8         67,963 0     0
Partner
  Communications
  Co Inc.             COM          70211M109     2185     230,000  SH         SOLE         1-8        230,000 0     0
Paxson Communications
  Corp.               COM          704231109     1524     190,500  SH         SOLE         1-8        190,500 0     0
Primus Knowledge
  Solutions Inc.      COM          74163Q100      505      20,000  SH         SOLE         1-8         20,000 0     0
Quest Communications
  International Inc   COM          749121109     6211     125,000  SH         SOLE         1-8        125,000 0     0
Quintus Corporation   COM          748798105      993      50,000  SH         SOLE         1-8         50,000 0     0
R.R. Donnelley        COM          257867101     3948     175,000  SH         SOLE         1-8        175,000 0     0
Radio Unica
  Comm. Corp.         COM          75040Q106      105      15,000  SH         SOLE         1-8         15,000 0     0
Real Networks Inc.    COM          75605L104     8039     159,000  SH         SOLE         1-8        159,000 0     0
Arch Communications   RIGHTS       039381991     1492   1,591,794  SH         SOLE         1-8      1,591,794 0     0
S3 Inc                COM          784849101     2508     170,000  SH         SOLE         1-8        170,000 0     0
Salem Communications  COM          794093104     3868     416,700  SH         SOLE         1-8        416,700 0     0
SBC Comm Inc          COM          78387G103    20284     469,000  SH         SOLE         1-8        469,000 0     0
Scientific
  Atlanta Inc         COM          808655104     2608      35,000  SH         SOLE         1-8         35,000 0     0
Seachange
  International Inc.  COM          811699107      866      30,000  SH         SOLE         1-8         30,000 0     0
SFX Entertainment     COM          784178105     9960     219,800  SH         SOLE         1-8        219,800 0     0
Sirius Satellite
  Radion Inc.         COM          82966U103     5052     114,000  SH         SOLE         1-8        114,000 0     0
SITEL Corporation     COM          82980K107     2381     482,300  SH         SOLE         1-8        482,300 0     0
Small World Wide      COM          83168P108     5636     450,875  SH         SOLE         1-8        450,875 0     0
Starwood Lodging
  Trust               COM          85590A203     3452     106,000  SH         SOLE         1-8        106,000 0     0
Sun Microsystems      COM          866810104     1533      20,000  SH         SOLE         1-8         20,000 0     0
Texas Instruments
  Inc.                COM          882508104      687      10,000  SH         SOLE         1-8         10,000 0     0
Ticket Master
  Online CitySearch   COM          88633P203     2032     127,500  SH         SOLE         1-8        127,500 0     0
Time Warner Inc       COM          887315109    13587     178,775  SH         SOLE         1-8        178,775 0     0
TMP Worldwide Inc.    COM          872941109     6344      85,950  SH         SOLE         1-8         85,950 0     0
Tribune Co.           COM          896047107     8750     250,000  SH         SOLE         1-8        250,000 0     0
U S Cellular Corp     COM          911684108     5796      92,000  SH         SOLE         1-8         92,000 0     0
Univision
  Communications Inc. COM          914906102     2553      24,663  SH         SOLE         1-8         24,663 0     0
USA Networks Inc      COM          902984103     2595     120,000  SH         SOLE         1-8        120,000 0     0
Verizon
  Communications      COM          92343V104     1400      27,550  SH         SOLE         1-8         27,550 0     0
Verso Tech Inc.       COM          925317109      891     150,000  SH         SOLE         1-8        150,000 0     0
Viacom Inc Cl B       COM          925524308    14487     212,461  SH         SOLE         1-8        212,461 0     0
Video Services Corp   COM          92656U107    10675   2,135,000  SH         SOLE         1-8      2,135,000 0     0
Vodafone Group PLC    COM          92857T107    11307     272,868  SH         SOLE         1-8        272,868 0     0
Walt Disney           COM          254687106     3817      98,350  SH         SOLE         1-8         98,350 0     0


                                6




Washington Post
  Company             COM          939640108    11826      24,740  SH         SOLE         1-8         24,740 0     0
Wave Systems          COM          943526103      316      20,000  SH         SOLE         1-8         20,000 0     0
WebLink Wireless Inc. COM          94769A101     1060      80,000  SH         SOLE         1-8         80,000 0     0

TOTAL                                        $579,881
                                          [thousands]













































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